Richard Coyle Partner	Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3724 rcoyle@chapman.com

April 25, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Bitwise Funds Trust

Ladies and Gentlemen:

On behalf of the Bitwise Funds Trust (the “Registrant”), we are transmitting for electric filing under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant’s registration statement on Form N-14 (the “Registration Statement”). This Registration Statement relates to the proposed reorganization of the Bitwise Crypto Industry Innovators ETF, a series of the Exchange Traded Concepts Trust, with and into the Bitwise Crypto Industry Innovators ETF, a series of the Registrant.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3724.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Richard Coyle
Richard Coyle

Enclosures